Subsequent Event (Details) - Forecast [Member] - USD ($)		1 Months Ended
	Apr. 17, 2026	Mar. 31, 2026	Apr. 30, 2026	Feb. 26, 2026
Subsequent Event [Line Items]
Net proceeds		$ 2,580,000
Price per shares (in Dollars per share)	$ 0.0005
Prepayment for software development	$ 98,664,545		$ 98,664,545
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Issuance of reserved shares (in Shares)				2,147,000
Percentage of issued and outstanding				15.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Share capital	$ 5,000,000
Ordinary shares issued (in Shares)	9,000,000,000
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares issued (in Shares)	1,000,000,000
2026 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 2,770,000